Note 19 Other assets and liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Other assets [Line Items]
Inventories	€ 456	€ 325
Items in course of collection from other banks	68	93
Other Assets Accruals	1,387	1,461
Other assets other items	2,470	706
Other assets	4,381	2,586
Other liabilities [Line Items]
Other Liabilities Transactions In Progress	87	44
Other Liabilities Accruals	2,524	2,595
Other items liabilities	2,727	2,269
Other liabilities	€ 5,338	€ 4,909